Long-Term Debt	12 Months Ended
Dec. 31, 2024
Borrowings [abstract]
Long-Term Debt

Note 17. Long-Term Debt

The secured revolving credit facility (“RCF”), which was extended during the second quarter of 2024, has a maturity date of October 13, 2026 (the “Maturity Date”). Availability under the RCF increased to $800 million from $700 million and may be increased by $50 million at the request of the Company, subject to the lenders’ consent. The Maturity Date of the RCF may be extended annually on or before the anniversary date with the consent of the lenders. In conjunction with the extension of the RCF, the Company repaid its secured term loan (“Term Loan”) which had a balance of $120 million at March 31, 2024. The Notes consist of $563 million principal amount, bears interest of 9.0 percent, and has a maturity of October 15, 2027.

As part of the RCF, the Company can request the issuance of up to $150 million in letters of guarantee, standby letters of credit, performance bonds, counter guarantees, import documentary credits, counter standby letters of credit or similar credits to finance the day-to-day operations of the Company. As at December 31, 2024, the Company utilized $87 million of the $150 million limit. The Company also has an additional $70 million unsecured credit facility (“LC Facility”) with one of the lenders in its RCF. This LC Facility allows the Company to request the same forms of credits as under the RCF. This LC Facility is supported by performance security guarantees provided by Export Development Canada. As at December 31, 2024, the Company utilized $29 million of the $70 million limit.

During the fourth quarter of 2024, the Company completed the partial redemption of $62 million (or 10 percent of the aggregate principal amount originally issued) of its Notes. The redemption was completed on October 11, 2024 (the “Redemption Date”) at a redemption price of 103 percent of the principal amount of the Notes being redeemed, plus accrued and unpaid interest up to, but excluding the Redemption Date.

The Company is required to maintain certain covenants on the RCF and the Notes. As at December 31, 2024, the Company was in compliance with its covenants.

Composition of the borrowings on the RCF, Notes, and the Term Loan were as follows:

	Maturity Date	December 31, 2024	December 31, 2023	January 1, 2023

Notes	October 15, 2027	$563	$625	$625
Drawings on the RCF	October 13, 2026	191	238	338
Drawings on the Term Loan		-	130	150
		754	993	1,113
Deferred transaction costs and Notes discount		(46)	(74)	(86)
Long-term debt		$708	$919	$1,027

Current portion of long-term debt		$-	$40	$20
Non-current portion of long-term debt		708	879	1,007
Long-term debt		$708	$919	$1,027

The weighted average interest rate on the RCF for the year ended December 31, 2024, was 7.4 percent (December 31, 2023 – 7.7 percent, January 1, 2023 – 7.0 percent). At December 31, 2024, without considering renewal at similar terms, the USD equivalent principal payments due over the next five years are $754 million, and nil thereafter.